Net Income/ (loss) Per Share (Details) - HKD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Earnings Per Share, Basic and Diluted [Abstract]
Net income for the year attributable to the Company's ordinary shareholders - Numerator	$ 40,849	$ 177,974	$ 139,895
Net income for the year attributable to the Company's ordinary shareholders - Continuing operations	(12,515)	6,047	(4,925)
Net income for the year attributable to the Company's ordinary shareholders - Discontinued operations	$ 53,364	$ 171,927	$ 144,820
Weighted average number of basic and diluted ordinary shares outstanding - Continuing operations	12,938,128	12,938,128	12,938,128
Weighted average number of basic and diluted ordinary shares outstanding - Discontinued operations	12,938,128	12,938,128	12,938,128
Net income of Basic and diluted income per share	$ 3.16	$ 13.76	$ 10.81
Net income of Basic and diluted income per share - Continuing operations	(0.97)	0.47	(0.38)
Net income of Basic and diluted income per share - Discontinued operations	$ 4.13	$ 13.29	$ 11.19